CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Accumulated deficit	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2021				$ 43,400	$ (14,444)	$ 28,956
Beginning Balances (in shares) at Dec. 31, 2021			35,886
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options				4		4
Exercise of stock options (in shares)			2
Share issuance, net				5,195		5,195
Share issuance, net (in shares)			15,489
Stock-based compensation				1,420		1,420
Stock-based compensation (in shares)			7,017
Tax impact of equity transactions				2		2
Net loss					(30,112)	(30,112)
Ending Balance at Dec. 31, 2022				50,021	(44,556)	5,465
Ending Balance (in shares) at Dec. 31, 2022			58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net				300		300
Share issuance, net (in shares)			2,778
Stock-based compensation				(10)		(10)
Net loss					(3,144)	(3,144)
Ending Balance at Mar. 31, 2023				50,311	(47,700)	2,611
Ending Balance (in shares) at Mar. 31, 2023			61,172
Beginning Balances at Dec. 31, 2022				50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(9,196)
Ending Balance at Jun. 30, 2023						1,564
Beginning Balances at Dec. 31, 2022				50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(16,635)
Ending Balance at Sep. 30, 2023						(5,834)
Beginning Balances at Dec. 31, 2022				50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)			41,667
Share issuance, net				5,383		5,383
Share issuance, net (in shares)			227,315
Share issuance, acquisition related				205		205
Share issuance, acquisition related (in shares)			30,441
Stock-based compensation				(300)		(300)
Stock-based compensation (in shares)			14,921
Tax impact of equity transactions				(10)		(10)
Net loss					(26,078)	(26,078)
Fractional shares issued related to reverse split (shares)			620
Ending Balance at Dec. 31, 2023				55,299	(70,634)	(15,335)
Ending Balance (in shares) at Dec. 31, 2023			373,359
Beginning Balances at Mar. 31, 2023				50,311	(47,700)	2,611
Beginning Balances (in shares) at Mar. 31, 2023			61,172
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(6,052)
Ending Balance at Jun. 30, 2023						1,564
Beginning Balances at Dec. 31, 2023				55,299	(70,634)	(15,335)
Beginning Balances (in shares) at Dec. 31, 2023			373,359
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				174		$ 174
Stock-based compensation (in shares)			14,931			14,931
Net loss					(3,761)	$ (3,761)
Convertible debt converted into common shares				334		334
Convertible debt converted into common shares (in shares)			74,298
Ending Balance at Mar. 31, 2024	$ (22)	$ (22)		$ 55,807	$ (74,417)	$ (18,610)
Ending Balance (in shares) at Mar. 31, 2024			462,588